Filed under Rule 497(e)

Registration No. 811-3738

VALIC COMPANY I

Supplement to the Statement of Additional Information (“SAI”)

dated October 1, 2013, as supplemented to date

Effective immediately, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to SunAmerica Asset Management Corp. (“SAAMCo”) the chart is revised as follows:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of November 30, 2013)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Dynamic Allocation	SAAMCo	Murphy, Kara	15	17,161	—	—	—	—
		Pettee, Timothy	15	15,013	—	—	—	—
		Campion, Timothy	21	25,348	—	—	—	—
Mid Cap Index	SAAMCo	Campion, Timothy	21	22,413
		Murphy, Kara	15	14,226	—	—	—	—
		Sheridan, Andrew	18	15,973	—	—	—	—
Nasdaq-100 Index	SAAMCo	Campion, Timothy	21	25,261	—	—	—	—
		Murphy, Kara	15	17,074	—	—	—	—
		Sheridan, Andrew	18	18,821	—	—	—	—
Small Cap Index	SAAMCo	Campion, Timothy	21	24,379	—	—	—	—
		Murphy, Kara	15	16,193	—	—	—	—
		Sheridan, Andrew	18	17,940	—	—	—	—
Stock Index	SAAMCo	Campion, Timothy	21	21,149	—	—	—	—
		Murphy, Kara	15	12,963	—	—	—	—
		Sheridan, Andrew	18	14,710	—	—	—	—

Date: January 7, 2014